Annual Total Returns- NASDAQ-100 Fund (Class A Class C and Institutional Class) [BarChart] - Class A Class C and Institutional Class - NASDAQ-100 Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.45%	15.85%	33.84%	16.64%	7.51%	4.88%	29.90%	(2.34%)	36.14%	45.33%